NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Notes payable as of July 31, 2024 and October 31, 2023 consisted of the following:

	As of	As of
	July 31, 2024	October 31, 2023
Convertible note, net of discounts	$-	$1,217,597
Promissory notes, net of discounts	1,319,890	-
Notes payable – related parties	254,589	-
Total Notes payable	$1,574,541	$1,217,597

Convertible note – investors (October 2023 SPA)

On October 4, 2023, the Company entered into a securities purchase agreement (the “October 2023 SPA”) with an investor; the October 2023 SPA provides for loans in an aggregate principal amount of up to $3.5 million under two tranches, with first and second tranche fund amounts of $2.0 million and $1.5 million, respectively.

In consideration for the investor’s funding of the first tranche, the Company issued i) a senior secured convertible promissory note in the aggregate principal amount of $2,000,000 (the “Note”) and ii) a warrant to purchase up to 43,336 shares of Common Stock at an initial exercise price of $24.00 per share of Common Stock, subject to certain adjustments (the “Common Warrant”). The Note was initially convertible into shares of Common Stock at conversion price of $24.00, subject to certain adjustments (the “Conversion Price”), provided that the Conversion Price shall not be reduced below $7.00 (the “Floor Price”). The Note did not bear any interest and matured on April 4, 2025.

Upon the initial funding on October 4, 2023, the Company recorded gross proceeds of approximately $2.0 million, a 7% original issue discount of $140,000 and debt issuance costs of $350,320, for net proceeds of approximately $1.5 million. The Company also issued a warrant to purchase up to 43,336 shares of common stock with an aggregate relative fair value of $332,630; the factors used to determine fair value were a share price of $11.00, an exercise price of $24.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 4.72%.

On December 18, 2023, December 29, 2023 and January 12, 2024, the Company made principal payments towards the first tranche in the amounts of $125,000, $125,000, and $125,000, respectively, which it converted into shares at 103% for conversion amounts of $128,750, $128,750 and $128,750, respectively. Conversion shares were issued numbering 18,393, 18,393 and 18,393, respectively, at fair values per share of $6.80, $6.20 and $5.80, respectively, for total amounts of $125,072, $114,036 and $105,575, with cash payments of $36,698, $35,837 and $49,935 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement. Additionally, losses in the amounts of $36,770, $24,873 and $30,510, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On December 29, 2023, the Company entered into an amendment to the Second Tranche Note of the October 2023 SPA, which reduced the conversion price of note and exercise price of warrant from $24.00 to $10.00; the Company accounted for the amendment as a warrant modification, whereby the effect of the modification is measured as the difference in its relative fair value immediately before the modification and after the modification, and any increase to the relative fair value is recognized as an equity issuance cost.

To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants under their original terms as of the modification date using the following assumptions: a share price of $6.20, an exercise price of $24.00, an expected term of 5.0 years, volatility of 137.1%, a dividend rate of 0% and a discount rate of 3.84%. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of the common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $6.20, an exercise price of $10.00, an expected term of 5.0 years, volatility of 137.1%, a dividend rate of 0% and a discount rate of 3.84%. The aggregate difference of approximately $0.1 million between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.

On January 2, 2024, the second tranche of the October 2023 SPA was funded, and the Company recorded gross proceeds of approximately $550,000, a 7% original issue discount of $38,500 and debt issuance costs of $90,978, for net proceeds of approximately $421,000. The Company also issued warrants to purchase up to 22,279 shares of common stock with an aggregate relative fair value of $98,708; the factors used to determine fair value were a share price of $6.40, an exercise price of $10.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 3.93%.

On February 1, 2024, February 16, 2024, March 22, 2024 and April 2, 2024, the Company made principal payments towards the first tranche in the amounts of $625,000, $125,000, $125,000, and $750,000, respectively, which it converted into shares at 103% for conversion amounts of $643,750, $128,750, $128,750 and $772,500, respectively. Conversion shares were issued numbering 91,965, 42,917, 42,917 and 257,500, respectively, at fair values per share of $4.80, $2.60, $2.00 and $3.40, respectively, for total amounts of $441,428, $113,300, $84,117 and $881,165, with a cash payment of $32,247 made to the investor for the difference between the monthly conversion price and the floor price listed in the most recent amendment to the agreement for the February 16, 2024 conversion. Additional shares of 119,796 and 17,576, respectively, were issued on February 1, 2024 and April 15, 2024, respectively, at fair values of $4.80 and $12.60, respectively, for total amounts of $574,779 and $221,449, respectively; these share issuances were made in lieu of additional cash payments related to the February 1, 2024 and March 22, 2024 principal payment conversions. Additionally, losses in the amounts of $391,447, $20,547, $180,566 and $131,165, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

On February 5, 2024, the Company entered into the first amendment to the First Tranche Note of the October 2023 SPA; such amendment provides for i) a reduction of the floor price of the conversion price from $7.00 to $3.00, ii) the issuance of additional 119,796 shares of common stock (as noted above) to the investor in lieu of the Company’s obligation to pay cash installments under the First Tranche Note, and iii) a new obligation of the Company to request acceleration of monthly payments in installments of $250,000 as soon as possible to repay the remaining $1,000,000 principal balance of the First Tranche Note, with the investor converting and selling shares subject to a) the beneficial ownership limitation of 4.99% and b) market prices of the Company’s common stock being at or above the floor price of $3.00.

On February 2, 2024 and February 5, 2024, the Company made principal payments towards the second tranche in the amounts of $275,000 and $275,000, respectively, which it converted into shares at 103% for conversion amounts of $283,250 and $283,250, respectively. Conversion shares were issued numbering 94,417 and 94,417, respectively, at fair values per share of $3.40 and $3.60, respectively, for total amounts of $323,094 and $339,334, respectively. Additionally, losses in the amounts of $48,094 and $64,334, respectively, were recognized for the difference between the value of the shares issued and the principal payment amounts.

As of April 2024, both tranches of the October 2023 SPA were fully repaid, and as of July 31, 2024 and October 31, 2023, the balance of the convertible notes, net of discounts, was $0 and $1,217,597, respectively, with non-cash interest expense related to discounts recognized in the amounts of $1,063,372 and $40,547, respectively.

Note Payable – Related Party (McCool Ranch)

On October 16, 2023, the Company entered into the McCool Ranch Purchase Agreement with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 to determine if it was capable of reasonably serving the produced water needs for the assets. With refurbishment successfully accomplished, the Company is obligated to pay an additional $400,000 per the McCool Ranch Purchase Agreement; it has paid approximately $270,000 during the year for restarting production operations on the assets and has a liability of approximately $130,000 to Trio LLC as a note payable – related parties on the balance sheet as of July 31, 2024.

March 2024 Debt Financing

The Company executed a Securities Purchase Agreement, dated March 27, 2024 (the “SPA”) with an institutional investor (the “March 2024 Investor”), which March 2024 Investor signed and funded on April 5, 2024, and pursuant to which the Company raised gross proceeds of $184,500 and received net proceeds of $164,500, after payment of offering expenses (the “March 2024 Debt Financing”). The SPA contains certain representations and warranties by the March 2024 Investor and the Company and customary closing conditions.

In connection with the March 2024 Debt Financing, the Company issued an unsecured promissory note to the March 2024 Investor, dated March 27, 2024, in the principal amount of $211,500, having an original issue discount of $27,000 or approximately 13% (the “March 2024 Investor Note”). Interest accrues on the March 2024 Investor Note at a rate of 12% per annum and the maturity date of the March 2024 Investor Note is January 30, 2025 (the “March 2024 Investor Note Maturity Date”). The March 2024 Investor Note provides for five payments of principal and accrued interest which are payable: (i) $118,440 on September 30, 2024; (ii) $29,610 on October 30, 2024; (iii) $29,610 on November 30, 2024; (iv) $29,610 on December 30, 2024; and (v) $29,610 on January 30, 2025. The Company may prepay the March 2024 Investor Note, in full and not in part, any time during the 180 day period after the issuance date of the Investor Note at a 3% discount to the outstanding amount of principal and interest due and payable; provided, that in the event of a prepayment, the Company will still be required to pay the full amount of interest that would have been payable through the term of the March 2024 Investor Note, in the amount of $25,380. The Investor Note contains provisions constituting an Event of Default (as such term is defined in the March 2024 Investor Note) and, upon an Event of Default, the March 2024 Investor Note will be accelerated and become due and payable in an amount equal to 150% of all amounts due and payable under the March 2024 Investor Note with interest at a default rate of 22% per annum. In addition, upon an Event of Default, the March 2024 Investor has the right to convert all or any outstanding amount of the March Investor Note into shares of the Company’s common stock at a conversion price equal to the greater of (i) 75% of the Market Price (as such term is defined in the March 2024 Investor Note) or (ii) the conversion floor price, which is $1.42340 (the “Floor Price”); provided, however, that the Floor Price shall not apply after October 5, 2024, and thereafter, the conversion price will be 75% of the Market Price. Issuance of shares of common stock to the March 2024 Investor is subject to certain beneficial ownership limitations and not more than 19.99% of the shares of common stock outstanding on March 29, 2024 may be issued upon conversion of the March 2024 Investor Note. The conversion price is also subject to certain adjustments or other terms in the event of (i) mergers, consolidations or recapitalization events or (ii) certain distributions made to holders of shares of common stock.

As of July 31, 2024 and October 31, 2023, the balance of the promissory note, net of discounts, was $194,014 and $0, respectively, with non-cash interest expense related to discounts recognized in the amounts of $21,550 and $29,514 for the three- and nine-month periods ended July 31, 2024.

Note Payable – Related Party

On March 26, 2024, the Company borrowed $125,000 from its Chief Executive Officer, Michael L. Peterson, in connection with which the Company delivered to Mr. Peterson an Unsecured Subordinated Promissory Note in the principal amount of $125,000. The Note is payable on or before September 26, 2024, upon which date the principal balance and interest accruable at a rate of 10% per annum is due and payable to Mr. Peterson by the Company. The Company may prepay the Peterson Note at any time prior to the Peterson Note Maturity Date, in whole or in part, without premium or penalty. The Company is also required to prepay the Peterson Note, in full, prior to the Peterson Note Maturity Date from the proceeds of any equity or debt financing received by the Company of at least $1,000,000. As additional consideration for the Peterson Loan, the Company accelerated the vesting of 50,000 shares of restricted stock awarded to Mr. Peterson under the Company’s 2022 Equity Incentive Plan. The Peterson Note also provides for acceleration of payment of the outstanding principal balance and all accrued and unpaid interest in the case of an Event of Default (as such term is defined in the Peterson Note), where there is either a payment default or a bankruptcy event. As of July 31, 2024 and October 31, 2023, the Company has accrued interest on the loan in the amounts of $4,384 and $0, respectively.

April 2024 Convertible Debt Financings

On April 24, 2024, the Company entered into an Amended and Restated Securities Purchase Agreement (the “A&R SPA”), pursuant to which two institutional investors (the “April 2024 Investors”) provided an aggregate of $720,000 in financing on April 17, 2024 and April 24, 2024 (the “April 2024 Financings’) resulting in net proceeds to the Company, after offering expenses, of $664,000. The Company also issued to the April 2024 Investors an aggregate of 75,000 shares of common stock, as and for a commitment fee in connection with the April 2024 Financings (the “Commitment Shares”). The commitment shares were issued separately in two amounts of 37,500 common shares at fair values of $9.80 per share and $8.00 per share for values totaling $366,000 and $301,500, respectively; such amounts are debt issuance costs and were recorded as debt discounts to be amortized over the life of the agreement. For the three and nine months ended July 31, 2024, the Company amortized $503,361 and $560,189, respectively, in noncash interest expense related to the commitment shares.

Pursuant to the provisions of the A&R SPA, the Company granted “piggy-back registration rights” to the April 2024 Investors for the registration for resale of the Commitment Shares and the Conversion Shares (defined hereafter). Additionally, until 18 months after the later of (i) August 16, 2024 or the full repayment of the April 2024 Investors Notes (defined hereafter), the Company provided the April 2024 Investors with the right to jointly participate in future financings in an amount up to 100% of any debt financing and up to 45% of any other type of financing. Further, the Company is prohibited from entering into any variable rate transactions for as long as the April 2024 Investors hold any of the Commitment Shares; provided, however, that the Company is permitted to enter into At-the-Market offerings with a nationally recognized broker-dealer. The Company has also agreed to use commercially reasonable efforts to consummate a reverse stock split of its shares of common stock, in the event that it is required in order to maintain the listing of its common stock on the NYSE American.

In connection with the April 2024 Financings, the Company issued Senior Secured Convertible Promissory Notes to the April 2024 Investors in the aggregate principal amount of $800,000 (the “April 2024 Investors Notes”), having an aggregate original issue discount of $80,000, or 10% of the aggregate principal amount of the April Notes. There is no interest payable on the outstanding balance of the April 2024 Investors Notes, unless an Event of Default has occurred, in which case interest will accrue on the outstanding balance of the April 2024 Investors Notes at a rate of 15% per annum until cured (the “Default Interest”). The Company may prepay all or any portion of the April 2024 Investors Notes at any time, provided that it also makes an equal prepayment, with respect to each of the April 2024 Investors Notes, and must prepay both of the April 2024 Investors Notes in full from the proceeds of any debt or equity financing of the Company generating, in a single transaction or a series of related transactions, gross proceeds of not less than $1,000,000, during any time that either of the April 2024 Investors Notes remain outstanding. In May 2024, the April 2024 Investors have provided limited waivers to the Company, which waivers require the Company to only pay 50% of the outstanding balance of the April 2024 Investors Notes upon any equity or debt financing generating less than $5,000,000 in gross proceeds if such financing takes place before June 30, 2024. The maturity date of both April 2024 Investors Notes is August 16, 2024. The Company also incurred debt issuance costs of $56,000 in connection with the issuance of the April 2024 Investor Notes; the values of such costs and the original issue discount noted above (which total $136,000) are recorded as debt discounts and amortized as the life of the April 2024 Investors Notes; as of July 31, 2024, the balance of April 2024 Investor Notes, net of discounts, was $671,836 and the Company amortized $102,557 and $115,148 in noncash interest expense related to these debt discounts for the three and nine months ended July 31, 2024, respectively.

The April 2024 Investors Notes are convertible into shares common stock of the Company (the “Conversion Shares”) at a per share conversion price of $5.00, subject to certain adjustments. The April 2024 Investors Notes also contain certain beneficial ownership limitations prohibiting the April 2024 Investors from converting the April 2024 Investors Notes, if any such conversion would result in an April 2024 Investor’s ownership of shares in excess of the applicable beneficial ownership limitation. The April 2024 Investors Notes also contain customary provisions constituting an Event of Default (as such term is defined in the April 2024 Investors Notes) and, in addition to the requirement to pay Default Interest upon an Event of Default, after an Event of Default has existed for at least 15 days without being cured, the April 2024 Investors Notes may be accelerated by the April 2024 Investors, in which case they will become immediately due and payable.

The Company also granted to the April 2024 Investors a senior security interest in and to all of the Company’s assets and non-real estate properties, subject to certain exceptions, securing repayment of the April 2024 Investors Notes as set forth in an Amended and Restated Security Agreement, dated April 24, 2024, between the Company and the April 2024 Investors (the “A&R Security Agreement”).

June 2024 Convertible Debt Financings

On June 27, 2024, the Company entered into a securities purchase agreement (the “June 2024 SPA”) with the same April 2024 Investors (the “June 2024 Investors”). Pursuant to the terms and conditions of the June 2024 SPA, each June 2024 Investor provided financing of $360,000 to the Company (net of a 10% original issuance discount as described below) in the form of the June 2024 Notes (as defined below) for aggregate gross proceeds in the amount of $720,000 (the “June 2024 Financing”) and net proceeds to the Company, after offering expenses, of $676,200. In consideration of the June 2024 Investors’ funding under the June 2024 SPA, on June 27, 2024, the Company issued and sold to each June 2024 Investor: (A) a Senior Secured 10% Original Issue Discount Convertible Promissory Note in the aggregate principal amount of $400,000 (the “June 2024 Notes”) and (B) a warrant to purchase 37,231 shares (the “June 2024 Warrant Shares”) of the company’s Common Stock, at an initial exercise price of $7.90500 per share of Common Stock, subject to certain adjustments (the “June 2024 Warrants”). The June 2024 Warrants (which are for the purchase of an aggregate 74,461 common shares) were recorded as equity warrants with an aggregate relative fair value of $257,701; the factors used to determine fair value were a share price of $6.00, an exercise price of $7.90500, an expected term of 5 years, annualized volatility of 132.52%, a dividend rate of zero percent and a discount rate of 4.29%.

The June 2024 Notes are initially convertible into shares of Common Stock (the “June 2024 Conversion Shares”) at a conversion price of $7.90500 per share, subject to certain adjustments (the “June 2024 Notes Conversion Price”), provided that the June 2024 Conversion Price shall not be reduced below $2.40 (the “June 2024 Floor Price”), and provided further that, subject to the applicable rules of the NYSE American, the Company may lower the June 2024 Floor Price at any time upon written notice to the June 2024 Investors. The June 2024 Notes do not bear any interest, except in the case of an Event of Default (as such term is defined in the June 2024 Notes), and the June 2024 Notes mature on June 27, 2025. Upon the occurrence of any Event of Default, interest shall accrue on the June 2024 Notes at a rate equal to 10% per annum or, if less, the highest amount permitted by law.

Commencing on the 90th day following the original issue date of the June 2024 Notes, the Company is required to pay to the June 2024 Investors the outstanding principal balance under the June 2024 Notes in monthly installments, on such date and each one (1) month anniversary thereof, in an amount equal to 103% of the total principal amount under the June 2024 Notes multiplied by the quotient determined by dividing one by the number of months remaining until the maturity date of the June 2024 Notes, until the outstanding principal amount under the June 2024 Notes has been paid in full or, if earlier, upon acceleration, conversion or redemption of the June 2024 Notes in accordance with their terms. All monthly payments are payable by the Company in cash, provided that under certain circumstances, as provided in the June 2024 Notes, the Company may elect to pay in shares of Common Stock.

The Company may repay all or any portion of the outstanding principal amount of the June 2024 Notes, subject to a 5% pre-payment premium; provided that (i) the Equity Conditions (as such term is defined in the June 2024 Notes) are then met, (ii) the closing price of the Common Stock on the trading day prior to the date that a prepayment notice is provided by the Company is not below the then June 2024 Conversion Price, and (iii) a resale registration statement registering June 2024 Conversion Shares and June Financing Warrant Shares has been declared effective by SEC. If the Company elects to prepay the June 2024 Notes, the June 2024 Investors have the right to convert all of the principal amount of the June 2024 Notes at the applicable June 2024 Conversion Price into June 2024 Conversion Shares.

As of July 31, 2024 and October 31, 2023, the balance of the June 2024 Notes was $454,040 and $0, respectively, with noncash interest expense recognized for the amortization of debt discounts of $35,537 for the both the three and nine months ended July 31, 2024.

NOTE 9 – NOTES PAYABLE

Notes payable as of October 31, 2023 and 2022 consisted of the following:

	As of October 31,	As of October 31,
	2023	2022
Notes payable – related party, net of discounts	$-	$1,025,497
Notes payable – investors, net of discounts	-	4,137,720
Bridge note, net of discounts	-	265,719
Convertible note, net of discounts	1,217,597	-
Total Notes payable	$1,217,597	$5,428,936

Notes Payable – Related Party

On September 14, 2021, the Company entered into a note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the South Salinas Project (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension was added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. Per an extension to the Fourth Amendment to the Trio LLC PSA, the Company made the final payment of $1,032,512 upon the consummation of the IPO. As of October 31, 2023 and 2022, the balance of the note payable was $0 and $1,025,497, respectively, with interest expense recognized of $7,015 and $120,337 for the years ended October 31, 2023, respectively. Total payments made on the note payable for years ended October 31, 2023 and 2022 were $1,032,512 and $2,920,000, respectively.

Notes Payable – Investors (January 2022 SPA)

On January 28, 2022, the Company entered into the January 2022 SPA with GPL, pursuant to which (i) in exchange for $4,500,000 in consideration, the Company issued senior secured convertible promissory notes (the “January 2022 Notes”) with an aggregate principal amount of $4,500,000 (ii) the Company issued warrants to purchase up to 50% of the number of shares of Common Stock issued upon the full conversion of the January 2022 Notes, and (iii) conditional upon a successful IPO, the Company agreed to issue commitment shares (“Commitment Shares”) to the investors (“GPL Investors”) upon the date of the Company’s IPO. The Notes were collateralized with a security interest in the oil and gas properties, which was to be perfected by April 28, 2022. In the event the collateral was not perfected by April 28, 2022, the Company was required to deliver 225,000 shares (“Default Shares”) to the investors. The Default Shares were initially held in escrow until the earlier of a) the granting and perfection of the security interest, b) the conversion of the January 2022 Notes upon the IPO or c) April 28, 2022. As the Company failed to perfect the security interest and no IPO occurred by April 28, 2022, the Default Shares were delivered to the investors on April 28, 2022. The shares were issued at a fair value of $5.80 per share for an aggregate value of $1,322,933, and this amount was recognized as penalty fees related to debt on the income statement.

The January 2022 Notes have a maturity date on the earlier of April 30, 2023 (such maturity date being extended initially from January 28, 2023 pursuant to the amendment to the January 2022 Notes signed on January 23, 2023 and again from February 28, 2023 pursuant to the second amendment to the January 2022 Notes signed on February 23, 2023) or the IPO and bear interest at a rate of 8% per annum, which is to be accrued and paid on the maturity date. Because the Company’s IPO did not occur by August 1, 2022 and the Company did not default on the January 2022 Notes, the interest percentage increased to 15% per annum. The principal and interest payable on the January 2022 Notes will automatically convert into shares upon the IPO. The conversion price is the lesser of i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of Common Stock on the trading day following the date of the consummation of the IPO multiplied by the discount of 50%. The number of conversion shares is the outstanding principal amount divided by the conversion price. Upon the consummation of the IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares.

Upon consummation of its IPO, the Company converted the aggregate outstanding principal and accrued interest balances of $4,500,000 and $664,875, respectively, into 251,946 shares of common stock; the number of conversion shares was calculated by dividing the aggregate balance of $5,164,875 by the opening trading price of its common stock on April 19, 2023 of $41.00, with a discount applied of 50%. The Company also issued 18,750 commitment shares, the number of which was calculated by taking 25% of the outstanding principal balance of $4,500,000 and dividing it by the IPO price of $60.00 per share, with the expense for issuing the commitment shares being recognized as a loss on the income statement as of April 30, 2023. As of October 31, 2023 and 2022, the balance of the Notes payable was $0 and $4,137,720, with interest expense of $674,405 and $1,136,811 for the years ended October 31, 2023 and 2022, respectively.

Bridge Note

During September 2022, the Company entered into an agreement or bridge note (“Bridge Note”) with three investors; the Bridge Note includes original issue discount senior notes (“Notes”) with gross proceeds of $444,000, a 10% Original Issue Discount (“OID”) of $44,000 and debt issuance costs of $70,438, for net proceeds of $329,562 to the Company. The Bridge Note included pre-funded warrants that permit the investors to purchase a number of shares of the Company’s common stock (equal to 100% of the original principal amount of the Notes), which can be exercised from the date of the warrant agreement to five years from the date of the Company’s IPO at an exercise price of $0.20. The Notes had a maturity date of the earlier of i) April 30, 2023 or ii) the completion of the IPO. The Notes bore interest at 8% per annum, which would waived if the Company completed a successful IPO within 90 days of the closing of financing; in the event of default, the interest percentage would increase to 15% per annum.

The Company also issued pre-funded warrants in connection with the Bridge Note to purchase a number of shares equal to the number of dollars of the Notes, or 20,000, at an exercise price of $0.20 per share; the Company determined the warrants are equity classified and can be exercised at any time from the date of the warrant agreement to five years from the date of the completion of the IPO. The Company also incurred debt issuance costs of $70,438 in connection with the issuance of the Notes and warrants. The values of the OID, warrants and debt issuance costs are recorded as debt discounts and amortized over the life of the Notes as interest expense.

Upon consummation of its IPO, the Company repaid the Bridge Note in the amount of $440,000 and interest was waived by the investors. As of October 31, 2023 and 2022, the balance of the Bridge Note (which is included within the Notes payable – investors, net of discounts line item on the balance sheet) is $0 and $265,719, respectively, with interest expense of $174,281 and $51,040 for the years ended October 31, 2023 and 2022, respectively.

Convertible note – investors (October 2023 SPA)

On October 4, 2023, the Company entered into a securities purchase agreement (the “October 2023 SPA”) with an investor; the October 2023 SPA provides for loans in an aggregate principal amount of up to $3.5 million under two tranches, with first and second tranche fund amounts of $2.0 million and $1.5 million, respectively. The first tranche will be immediately funded upon closing and the second tranche will be funded after the Company provides written confirmation to the investor and subject to the mutual consent of the investor and the Company that (i) stockholder approval of the transactions has been obtained for the purpose of complying with the NYSE/NYSE American Rules; (ii) that a resale Registration Statement on Form S-1 (the “Resale Registration Statement”) has been declared effective by the SEC for the registration of the shares of Common Stock issuable upon conversion of the Note and the Warrant and (iii) there is no Event of Default (as defined in the October 2023 SPA that has occurred or will occur as a result of such additional funding and in full force and effect).

In consideration for the investor’s funding of the first tranche, the Company issued and sold to the investor, in a private placement, i) a senior secured convertible promissory note in the aggregate principal amount of $2,000,000 (the “Note”) and ii) a warrant to purchase up to 43,336 shares of Common Stock at an initial exercise price of $24.00 per share of Common Stock, subject to certain adjustments (the “Common Warrant”). The Note is initially convertible into shares of Common Stock at conversion price of $24.00, subject to certain adjustments (the “Conversion Price”), provided that the Conversion Price shall not be reduced below $7.00 (the “Floor Price”). The Note does not bear any interest and matures on April 4, 2025.

Upon the initial funding on October 4, 2023, the Company recorded gross proceeds of approximately $2.0 million, a 7% original issue discount of $140,000 and debt issuance costs of $350,320, for net proceeds of approximately $1.5 million. The Company also issued a warrant to purchase up to 43,335 shares of common stock with an aggregate relative fair value of $332,630; the factors used to determine fair value were a share price of $11.00, an exercise price of $24.00, an expected term of 5 years, annualized volatility of 137.10%, a dividend rate of zero percent and a discount rate of 4.72%.

Commencing on the earlier of (i) the day that is the four months after October 4, 2023 and (ii) the date on which the first Resale Registration Statement shall have been declared effective by the SEC, the Company is required to pay to the investor the outstanding principal balance under the Note in monthly installments, on such date and each one (1) month anniversary thereof, in an amount equal to 103% of the total principal amount multiplied by the quotient determined by dividing one by the number of months remaining until the maturity date of the Note, until the outstanding principal amount has been paid in full or, if earlier, upon acceleration, conversion or redemption of the Note in accordance with its terms. All monthly payments are payable by the Company, in cash, provided that under certain circumstances, as provided in the Note, the Company may elect to pay in shares of Common Stock.

As collateral for the obligations under the October 2023 SPA, the Company has granted to the investor a senior security interest in all of the Company’s assets (inclusive of intellectual property), subject to certain exceptions, as set forth in the Security Agreement (as defined in the October 2023 SPA). The Company has also entered into a Mortgage, Deed of Trust, Assignment of Production, Security Agreement and Financing Statement (the “Deed of Trust”) with the Investor granting to the Investor a security interest in certain oil and gas interests held by the Company in California (the “Deed of Trust”).

In connection with the October 2023 SPA, on October 4, 2023, the Company entered into voting agreements (collectively, the “Voting Agreements”) with certain Company stockholders, directors and officers, representing any aggregate of 201,250 shares of Common Stock, including Frank Ingriselli, the Company’s Chief Executive Officer, and a certain entity affiliated with Mr. Ingriselli. Pursuant to the Voting Agreements, each stockholder party thereto has agreed to vote its shares of Common Stock to approve the issuance of the securities under the Securities Purchase Agreement for the purpose of complying with the applicable NYSE/NYSE American Rules requiring stockholder approval for the Company’s issuance of shares of Common Stock, in connection with the transactions contemplated under the October 2023 SPA, in excess of 20% of the number of shares of Common Stock outstanding on the date hereof. Each Voting Agreement will terminate upon the sufficient stockholder vote required to approve the stockholder proposals in connection with respect to the transactions contemplated in the October 2023 SPA (the “Voting Agreement Expiration Date”).

In connection with the October 2023 SPA, on October 4, 2023, the Company entered into a registration rights agreement (the “October 2023 RRA”) with the investor pursuant to which the Registrable Securities (as defined therein) held by the investor, subject to certain conditions, are entitled to registration under the Securities Act. Pursuant to October 2023 RRA, the Company is required to, within 30 days after the date thereof, and within 10 days after the Closing of the Second Tranche (as such term is defined in the October 2023 SPA), file with the SEC (at the Company’s sole cost and expense) a Resale Registration Statement and to cause such Resale Registration Statement to be effective within 60 days after the applicable filing date, covering the resale by the Investor of the Registrable Securities.

Under the terms of the October 2023 SPA, the October 2023 RRA and the Note, the Company is required to reserve and register 658,099 shares of Common Stock in a Resale Registration Statement which such number represents 200% of the number of shares on the exercise of the Common Warrants and 200% of the number of shares upon the conversion of the Note.